Investment Risks	Apr. 24, 2026
T. Rowe Price High Income Municipal ETF | Municipal securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects. If the fund invests a substantial amount of its assets in issuers located in a single region, state, or city, there is an increased risk that environmental, economic, political, and social conditions in those regions will have a significant impact on the fund’s investment performance.

T. Rowe Price High Income Municipal ETF | Alternative minimum tax [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative minimum tax: Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

T. Rowe Price High Income Municipal ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price High Income Municipal ETF | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

T. Rowe Price High Income Municipal ETF | Junk bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk bonds: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

T. Rowe Price High Income Municipal ETF | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price High Income Municipal ETF | Callable bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

T. Rowe Price High Income Municipal ETF | Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity: The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

T. Rowe Price High Income Municipal ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund's NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price High Income Municipal ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price High Income Municipal ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price High Income Municipal ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price High Income Municipal ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price High Income Municipal ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Long Municipal Income ETF | Municipal securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects. If the fund invests a substantial amount of its assets in issuers located in a single region, state, or city, there is an increased risk that environmental, economic, political, and social conditions in those regions will have a significant impact on the fund’s investment performance.

T. Rowe Price Long Municipal Income ETF | Alternative minimum tax [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative minimum tax: Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

T. Rowe Price Long Municipal Income ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Long Municipal Income ETF | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

T. Rowe Price Long Municipal Income ETF | Junk bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk bonds: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

T. Rowe Price Long Municipal Income ETF | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Long Municipal Income ETF | Callable bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

T. Rowe Price Long Municipal Income ETF | Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity: The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

T. Rowe Price Long Municipal Income ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund's NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Long Municipal Income ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Long Municipal Income ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Long Municipal Income ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Long Municipal Income ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Long Municipal Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Short Municipal Income ETF | Municipal securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects. If the fund invests a substantial amount of its assets in issuers located in a single region, state, or city, there is an increased risk that environmental, economic, political, and social conditions in those regions will have a significant impact on the fund’s investment performance.

T. Rowe Price Short Municipal Income ETF | Alternative minimum tax [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative minimum tax: Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

T. Rowe Price Short Municipal Income ETF | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Short Municipal Income ETF | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

T. Rowe Price Short Municipal Income ETF | Junk bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk bonds: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

T. Rowe Price Short Municipal Income ETF | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Short Municipal Income ETF | Callable bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

T. Rowe Price Short Municipal Income ETF | Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity: The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

T. Rowe Price Short Municipal Income ETF | Authorized Participant [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant: Only Authorized Participants may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that may act as Authorized Participants. Authorized Participants have no obligation to submit creation or redemption orders, and there is no assurance that Authorized Participants will establish or maintain an active trading market for shares. To the extent an Authorized Participant cannot or will not engage in creation and redemption transactions, shares may be more likely to trade at a premium or discount to the fund’s NAV and to face trading halts and/or delisting. If the fund effects its creations or redemptions at least partially or fully for cash, rather than in-kind securities, the fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions.

T. Rowe Price Short Municipal Income ETF | ETF shares trading [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Short Municipal Income ETF | New fund [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund: Because the fund is new, it may have more limited operating history, fewer shareholders, and less assets than funds that have been in existence for longer periods. It may be more difficult to evaluate the investment program and portfolio manager of a fund with a limited performance track record. Due to the fund’s size, large shareholder purchases or redemptions could require the fund to buy or sell holdings at unfavorable times or maintain greater cash reserves than desired, create tax implications for the fund and its shareholders, and make it difficult to invest fully in accordance with the fund’s investment program.

T. Rowe Price Short Municipal Income ETF | Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Short Municipal Income ETF | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Short Municipal Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.